Investments in Associates - Summarized Financial Information in Associate Carrying Amount Rollforward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Beginning of Year	$ 84,589	$ 112,906
Acquisition (disposal) of investment in associate	(43,944)
Capital investment	3,818	559
Company's share of net loss of associate	(3,654)	(943)
Currency translation adjustments	12,900	34,541
End of Year	27,265	84,589
Hod Maden Associate [member]
Disclosure of associates [line items]
Beginning of Year	63,313	96,666
Acquisition (disposal) of investment in associate	(52,645)
Capital investment	3,818	672
Company's share of net loss of associate	(745)	(253)
Currency translation adjustments	(13,741)	(33,772)
End of Year	0	63,313
Entree Resources Limited [member]
Disclosure of associates [line items]
Beginning of Year	21,276	16,240
Acquisition (disposal) of investment in associate	(20,633)
Capital investment	0	6,220
Company's share of net loss of associate	(478)	(690)
Currency translation adjustments	(165)	(494)
End of Year	0	21,276
Sandbox Royalties Corp [member]
Disclosure of associates [line items]
Beginning of Year	0	0
Acquisition (disposal) of investment in associate	18,647
Capital investment	0	0
Company's share of net loss of associate	(307)	0
Currency translation adjustments	(62)	0
End of Year	18,278	0
Horizon Copper Corp [member]
Disclosure of associates [line items]
Beginning of Year	0	0
Acquisition (disposal) of investment in associate	10,687
Capital investment	0	0
Company's share of net loss of associate	(2,124)	0
Currency translation adjustments	424	0
End of Year	8,987	0
All Associates [Member]
Disclosure of associates [line items]
Capital investment	3,818	6,892
Currency translation adjustments	$ 13,544	$ 34,266